OTHER ASSETS - THIRD PARTIES - Additional (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Jan. 01, 2015
OTHER ASSETS - THIRD PARTIES
Counter Veiling Duty Percentage	4.22%		4.22%			20.94%	20.94%	12.67%	20.94%	12.70%	20.94%	20.94%	10.64%
Reversal Of Refundable Deposits	$ 23,500		¥ 153.3	$ 32,500	¥ 230.1	$ 400	¥ 2.6				$ 30,500	¥ 209.5
Discounting impact recorded as cost of sales	$ 2,810	¥ 19.3